CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Current assets
Cash	$ 33,864	$ 68,515
Short-term investments (Note 4)	0	30,092
Account and other receivables (Note 5)	30,157	46,372
Biological assets (Note 6)	17,355	17,968
Inventories (Note 7)	63,598	50,314
Prepaid expenses and deposits	11,002	8,362
Total current assets	155,976	221,623
Restricted funds (Note 26)	17,893	26,820
Property, plant and equipment (Note 8)	99,046	259,819
Intangible assets and goodwill (Note 9)	10,624	56,239
Deferred charges and deposits (Note 8)	613	5,537
Other financial assets (Note 10)	8,437	0
Investments in associates (Note 17)	5,284	6,288
Net investment in sublease	582	781
Total assets	298,455	577,107
Current liabilities
Accounts payable and accrued liabilities	20,007	40,864
Other liabilities (Note 11)	1,062	10,360
Income taxes payable (Note 25)	94	1,421
Provisions (Note 12)	90	2,560
Current portion of long-term debt (Note 13)	76	80
Derivative liabilities (Note 14)	1,102	0
Total current liabilities	22,431	55,285
Long-term debt (Note 13)	79	155
Derivative liabilities (Note 14)	771	4,873
Other long-term liabilities (Note 16)	3,551	5,119
Deferred income taxes (Note 25)	0	3,617
Liabilities	26,832	69,049
SHAREHOLDERS' EQUITY
Share capital (Note 15)	776,906	769,725
Equity reserves (Note 15)	33,404	28,338
Accumulated other comprehensive loss (Note 10)	(159)	(78)
Accumulated deficit	(538,528)	(289,927)
Total equity	271,623	508,058
Total equity and liabilities	$ 298,455	$ 577,107